Annual Fund Operating Expenses - Al Frank Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2028
Al Frank Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	1.25%	[2]

[1]	This number represents an estimate for the Al Frank Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Al Frank Fund and would not be a direct expense incurred by the Al Frank Fund or deducted from Al Frank Fund assets.
[2]	Pursuant to an operating expense limitation agreement between Focus Partners Wealth, LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.24% of the Fund’s average net assets, for Advisor Class shares through April 30, 2028. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.